Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Income (Detail) - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	$ 1,784	$ (1,046)
Gains (losses) on the hedged item attributed to hedged risk	(1,802)	1,058
Hedge ineffectiveness gains (losses) recognized in income	(18)	12
Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	1,531	400
Gains (losses) on the hedged item attributed to hedged risk	(1,547)	(390)
Hedge ineffectiveness gains (losses) recognized in income	(16)	10
Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	253	(1,446)
Gains (losses) on the hedged item attributed to hedged risk	(255)	1,448
Hedge ineffectiveness gains (losses) recognized in income	$ (2)	$ 2